Property and Equipment	6 Months Ended
Jun. 30, 2015
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 2 — PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at June 30, 2015, December 31, 2014 and December 31, 2013:

	Useful	June 30,	December 31,	December 31,
	Life	2015	2014	2013
Lab equipment and instruments	4-6	$164,778	$178,547	$194,143
Computer equipment	4-6	56,436	61,151	66,493
		221,214	239,698	260,636
Less Accumulated Depreciation		(221,214)	(239,698)	(260,636)
Net Property and Equipment		$-	$-	$-

Depreciation expense amounted to $0 and $858 (unaudited) for the six months ended June 30, 2015 and 2014, respectively, and $0 and $2,706 for the year ended December 31, 2014 and 2013, respectively. The Company’s property and equipment is held as collateral on the notes payable related party.